Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Beginning Balance at Dec. 31, 2013	$ 7,504	$ 4	$ 1,718	$ 4,520	$ 582	$ 6,824	$ 680
Comprehensive income (loss):
Net income (loss)	16			110		110	(94)
Other comprehensive income (loss)	462				462	462
Total comprehensive income (loss)	478			110	462	572	(94)
Change in noncontrolling interest	54						54
Ending Balance at Dec. 31, 2014	8,036	4	1,718	4,630	1,044	7,396	640
Comprehensive income (loss):
Net income (loss)	935			1,031		1,031	(96)
Other comprehensive income (loss)	(677)				(677)	(677)
Total comprehensive income (loss)	258			1,031	(677)	354	(96)
Change in noncontrolling interest	100						100
Ending Balance at Dec. 31, 2015	8,394	4	1,718	5,661	367	7,750	644
Comprehensive income (loss):
Net income (loss)	778			869		869	(91)
Other comprehensive income (loss)	259				259	259
Total comprehensive income (loss)	1,037			869	259	1,128	(91)
Change in noncontrolling interest	114						114
Ending Balance at Dec. 31, 2016	$ 9,545	$ 4	$ 1,718	$ 6,530	$ 626	$ 8,878	$ 667